Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 24,000,374	$ 28,094,299
Less: allowance for credit losses	(4,358,037)	(1,815,665)	$ (563,789)
Accounts receivable, net	$ 19,642,337	$ 26,278,634